SCHEDULE OF SECURED LONG-TERM BANK LOAN BALANCES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total	$ 6,063,592	$ 6,106,871
Bank Loan One [Member]
Short-Term Debt [Line Items]
Total	1,132,886	1,202,825
Bank Loan Two [Member]
Short-Term Debt [Line Items]
Total	4,286,133	4,234,135
Bank Loan Three [Member]
Short-Term Debt [Line Items]
Total	$ 644,573	$ 669,911